Summary of Significant Accounting Policies noncontrolling interest (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest [Line Items]
Payments to Acquire Interest in Joint Venture	$ 0	$ 6	$ 0